Inventory (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Work in progress	$ 391	$ 422
Finished goods’	871	466
Total inventory	$ 1,262	$ 888